Shareholders Equity (Notes)	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
Stockholders' Equity
Shareholders’ Equity
Share purchases
On May 5, 2014, we announced that our Supervisory Board authorized the purchase of up to 6,500,000 of our ordinary shares, of which 5,532,126 shares remain available for purchase under this program as of June 30, 2014. During the years ended June 30, 2014 and 2013, we purchased 1,044,136 and 1,850,746 of our ordinary shares for a cost of $42,016 and $64,351, respectively.
Share-based awards
The 2011 Equity Incentive Plan (the “2011 Plan”) became effective upon shareholder approval on June 30, 2011 and allows us to grant share options, share appreciation rights, restricted shares, restricted share units and other awards based on our ordinary shares to our employees, officers, non-employee supervisory board directors, consultants and advisors. Among other terms, the 2011 Plan requires that the exercise price of any share option or share appreciation right granted under the 2011 Plan be at least 100% of the fair market value of the ordinary shares on the date of grant; limits the term of any share option or share appreciation right to a maximum period of 10 years; provides that shares underlying outstanding awards under the Amended and Restated 2005 Equity Incentive Plan that are canceled, forfeited, expired or otherwise terminated without having been issued in full will become available for the grant of new awards under the 2011 Plan; and prohibits the repricing of any share options or share appreciation rights without shareholder approval. In addition, the 2011 Plan provides that the number of ordinary shares available for issuance under the plan will be reduced by (i) 1.56 ordinary shares for each share subject to a restricted share or other share-based award with a per share or per unit purchase price lower than 100% of the fair market value of the ordinary shares on the date of grant and (ii) one ordinary share for each share subject to any other award under the 2011 Plan.
Our 2005 Non-Employee Directors’ Share Option Plan provides for non-employee directors to receive share option grants upon initial appointment as a director and annually thereafter in connection with our annual general meeting of shareholders if they are continuing to serve as a director at such time.
We also have two additional plans with options and RSUs outstanding from which we will not grant any additional awards. An aggregate of 2,752,919 ordinary shares are available for future awards under all of our share-based award plans as of June 30, 2014. A combination of new shares and treasury shares has historically been used in fulfillment of option exercises and issuance of shares upon RSU award vesting.
Share options
We grant options to purchase ordinary shares at prices that are at least equal to the fair market value of the shares on the date the option is granted and have a contractual term of approximately eight to ten years. Options generally vest quarterly over 3 years for non-employee directors and 25% after one year and quarterly for 12 quarters thereafter for employees.
The fair value of each option award subject only to service period vesting is estimated on the date of grant using the Black-Scholes option pricing model and is recognized as expense on a straight-line basis over the requisite service period, net of estimated forfeitures based on historical experience. Use of a valuation model requires management to make certain assumptions with respect to inputs. The expected volatility assumption is based upon historical volatility of our share price. The expected term assumption is based on the contractual and vesting term of the option and historical experience. The risk-free interest rate is based on the U.S. Treasury yield curve with a maturity equal to the expected life assumed at the grant date. We value share options with a market condition using a lattice model with compensation expense recorded on an accelerated basis over the requisite service period.
Weighted-average values used for option grants in fiscal 2014, 2013 and 2012 were as follows:

	Year Ended June 30,
	2014	2013	2012
Risk-free interest rate	1.56%	0.81%	1.04%
Expected dividend yield	—%	—%	—%
Expected term (years)	5.75	6.00	6.00
Expected volatility	56%	58%	58%
Weighted average fair value of options granted	$28.14	$17.23	$17.78

A summary of our share option activity and related information for the year ended June 30, 2014 is as follows:

	Shares Pursuant to Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at the beginning of the period	4,379,207	$36.46	5.1
Granted	12,432	54.08
Exercised	(368,339)	13.71
Forfeited/cancelled	(63,947)	49.15
Outstanding at the end of the period	3,959,353	$38.43	4.4	$29,370
Vested or expected to vest at the end of the period	3,794,867	$37.93	4.3	$29,367
Exercisable at the end of the period	2,330,773	$30.40	3.3	$29,279

The intrinsic value in the table above represents the total pre-tax amount, net of exercise price, which would have been received if all option holders exercised in-the-money options on June 30, 2014. The total intrinsic value of options exercised during the fiscal years ended June 30, 2014, 2013 and 2012 was $14,860, $6,648, and $1,900, respectively.
Restricted share units

The fair value of RSU grants is equal to the fair market value of our ordinary shares on the date of grant and is recognized as expense on a straight-line basis over the requisite service period, net of estimated forfeitures based on historical experience. RSUs generally vest quarterly for two to three years for non-employee supervisory board directors and 25% after one year and quarterly for 12 quarters thereafter for employees. For awards with a performance condition, we recognize compensation cost on an accelerated basis over the requisite service period when achievement of the performance condition is deemed probable. As of June 30, 2014, we had 225,000 RSUs outstanding that vest based on the achievement of various performance targets through fiscal 2022. The performance criteria for 180,000 of these RSUs are currently deemed not probable of achievement. Future changes in our probability conclusions could result in volatility of our share-based compensation expense as the awards have a maximum compensation of $7,169.
A summary of our unvested RSU activity and related information for the fiscal year ended June 30, 2014 is as follows:

	RSUs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	1,107,495	$39.49
Granted	286,006	48.06
Vested and distributed	(401,363)	40.19
Forfeited	(155,007)	39.41
Unvested at the end of the period	837,131	$42.10	$33,870

The weighted average fair value of RSUs granted during the fiscal years ended June 30, 2014, 2013 and 2012 was $48.06, $39.72 and $36.53, respectively. The total intrinsic value of RSUs vested during the fiscal years ended June 30, 2014, 2013 and 2012 was $20,629, $12,397 and $14,047, respectively.
Restricted share awards
In conjunction with the December 2011 acquisition of Webs, we granted RSAs to the founding shareholders of Webs that vested 50% on December 28, 2012 and 50% on December 28, 2013, subject to continued employment on each vesting date with possible accelerated vesting or forfeiture under certain circumstances. The fair value of the RSAs of $15,843 was determined based on our share price on the date of acquisition and was recognized as share-based compensation expense over the two year vesting period.
A summary of our RSA activity and related information for the fiscal year ended June 30, 2014 is as follows:

	RSAs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	253,171	$31.29
Granted	—	—
Vested and distributed	(253,171)	31.29
Forfeited	—	—
Unvested at the end of the period	—	$—	$—

Share-based compensation
Total share-based compensation costs were $27,786, $32,928 and $25,413 for the years ended June 30, 2014, 2013 and 2012, respectively. See footnote 8 for information related to a liability based award issued in conjunction with our acquisition of Pixartprinting. Share-based compensation costs capitalized as part of software and website development costs were $254, $130 and $101 for the years ended June 30, 2014, 2013 and 2012, respectively.
As of June 30, 2014, there was $40,443 of total unrecognized compensation cost related to non-vested, share-based compensation arrangements, net of estimated forfeitures. This cost is expected to be recognized over a weighted average period of 2.7 years.